SHORT TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term bank loans	$ 17,072,867	$ 13,593,080
Short Term Bank Loans [Member]
Short-term Debt [Line Items]
Average interest rate	5.48%	5.71%
Interest expense, short term bank loans	$ 1,569,047	$ 897,840	$ 932,596
Short Term Bank Loans [Member] | Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 3,515,003
Annual rate	5.8225%
Repayment date	Dec. 25, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 573,878
Annual rate	5.655%
Repayment date	Oct. 10, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,291,225
Annual rate	5.655%
Repayment date	Aug. 01, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,004,286
Annual rate	5.655%
Repayment date	Aug. 01, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 717,347
Annual rate	6.525%
Repayment date	Jun. 20, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 4,949,697
Annual rate	3.915%
Repayment date	Jun. 18, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 2,869,389
Annual rate	5.22%
Repayment date	Jun. 08, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,147,756
Annual rate	5.438%
Repayment date	Jan. 02, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,004,286
Annual rate	5.438%
Repayment date	Jan. 02, 2020
Short Term Bank Loans [Member] | Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,198,372
Annual rate	5.8725%
Repayment date	Dec. 18, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans		581,521
Annual rate	6.50%
Repayment date	Oct. 09, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,090,354
Annual rate	5.655%
Repayment date	Jul. 25, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,235,735
Annual rate	6.00%
Repayment date	Jul. 23, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,907,611
Annual rate	5.22%
Repayment date	Jun. 27, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,907,611
Annual rate	5.22%
Repayment date	Jun. 26, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Sixteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		363,451
Annual rate	5.6971%
Repayment date	May 21, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans		581,522
Annual rate	5.22%
Repayment date	Mar. 06, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 726,903
Annual rate	6.00%
Repayment date	Jan. 27, 2019